As filed with the Securities and Exchange Commission on February 13, 2007

Securities Act File No. 2-63394

Investment Company Act File No. 811-02896

======================================================================================

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

--------------

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933: / /

PRE-EFFECTIVE AMENDMENT NO.            / /

POST-EFFECTIVE AMENDMENT NO. 43                        / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940: / /

POST-EFFECTIVE AMENDMENT NO. 42                        / X /

(Check appropriate box or boxes)

--------------

DRYDEN HIGH YIELD FUND, INC.

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE

100 MULBERRY STREET, 4TH FLOOR

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (973) 802-5032

CLAUDIA DIGIACOMO, ESQ.

GATEWAY CENTER THREE

100 MULBERRY STREET, 4TH FLOOR

NEWARK, NEW JERSEY 07102-4077

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

As soon as practicable after the effective date

of the Registration Statement.

It is proposed that this filing will become effective

(check appropriate box):

/	/	immediately upon filing pursuant to paragraph (b)
/ X /		on March 1, 2007 pursuant to paragraph (b)
/	/	60 days after filing pursuant to paragraph (a)(1)
/	/	on (date) pursuant to paragraph (a)(1)
/	/	75 days after filing pursuant to paragraph (a)(2)
/	/	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ X /           this post-effective amendment designates a new effective date for a previously filed post –effective amendment.

Title of Securities Being Registered......Shares of Common Stock, $.01 par value per share

======================================================================================

Parts A, B and C to the Dryden High Yield Fund, Inc. (the “Company”) Post –Effective Amendment No. 42 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 41 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission on December 15, 2006 (the “Post-Effective Amendment”) are herein incorporated by reference. The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of February 13, 2007. It is proposed that the Post-Effective Amendment become effective on March 1, 2007, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 13th day of February, 2007.

DRYDEN HIGH YIELD FUND, INC.

*By: /s/ Judy A. Rice

Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director
Linda W. Bynoe
*	Director
David E.A. Carson
*	Director
Robert E. LaBlanc

*	Director	and Vice President

Robert F. Gunia

*	Director

Douglas H. McCorkindale

*	Director

Richard A. Redeker

*	Director	and President (Principal Executive Officer)
Judy A. Rice
*	Director

Robin M. Smith

*	Director
Stephen G. Stoneburn
*	Director

Clay T. Whitehead

*	Treasurer and Principal Financial
Grace C. Torres	and Accounting Officer

By:	/s/ Claudia DiGiacomo	February 13, 2007

(Claudia DiGiacomo, Attorney-in-Fact)

4